1998 SEMIANNUAL REPORT



IDS
Global Bond
Fund


(icon of) globe

The goal of IDS Global Bond Fund, a part of IDS Global Series, Inc., is a high total return through income and growth of capital.

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) globe

A bounty of bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.


Contents

From the chairman                               3
From the portfolio manager                      3
The Portfolio's ten largest holdings            5
Financial statements (Fund)                     6
Notes to financial statements (Fund)            9
Financial statements (Portfolio)               18
Notes to financial statements (Portfolio)      21
Investments in securities                      26
Board members and officers                     35
IDS mutual funds                               36

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      Stable-to-declining interest rates in most global bond markets combined with an emphasis on U.S. dollar-based investments enabled the Fund to produce a positive result over the past six months. For the first half of the fiscal year -- November 1997 through April 1998 -- the Fund's Class A shares generated a total return (net asset value change and dividends) of 3.6%.

      Persistently low inflation and improving financial conditions in all the industrialized countries put a ceiling on any tendency for interest rates to rise. In fact, several European countries, which enjoyed a convergence of sounder economic policies, were able to lower short-term interest rates in anticipation of the introduction of the common European currency, the euro, scheduled for 1999.

      The value of the dollar continued to benefit from skepticism about the euro until late in the period, when a surge of confidence in the new currency sent the dollar lower. The dollar was also strong versus Japan's yen, owing to dismal economic conditions in that country. Adding to the dollar's strength was the general economic recession in parts of east Asia, an impact that peaked around the end of 1997 and then subsided as emergency financial aid was mobilized to assist the most distressed countries.

      The dominant dollar

      Throughout the six months, I kept minimal exposure to low-yielding yen-denominated bonds while basing nearly all other Asian bond investments in dollars. The latter group enjoyed marked improvement in valuation early in 1998.

      I also maintained the dollar emphasis by currency hedging tactics that negated fluctuations in foreign currencies. Finally, despite the upheaval in Asia, the Fund realized its strongest returns from a small core of dollar-denominated investments in Latin American markets. These securities offered high yields and relatively consistent performance as investor confidence in that region continued to increase.

      Looking forward, there are indications that investments in foreign bonds should enjoy improved performance in upcoming months. This outlook is based on several factors. One is that the increasing confidence in major economies of Europe should bolster the value of European currencies in dollar terms. Another is that, while interest rates in Europe are generally lower than in the U.S., even lower rates of inflation abroad should allow for further price appreciation in European bonds. Also, the dollar-based emerging markets, including Latin America, will likely continue to perform well as long as the Federal Reserve refrains from raising interest rates here at home. And finally, there currently are extraordinary opportunities in Asian bonds, though the economic recovery in that region will be long and uneven.




      Ray Goodner
      (picture of) Ray Goodner
      Ray Goodner
      Portfolio manager

To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   6.19
Oct. 31, 1997        $   6.26
Decrease             $   0.07

Distributions
Nov. 1, 1997 - April 30, 1998

From income          $   0.22
From capital gains   $   0.07
Total distributions  $   0.29

Total return*           +3.6%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   6.19
Oct. 31, 1997        $   6.26
Decrease             $   0.07

Distributions
Nov. 1, 1997 - April 30, 1998

From income          $   0.20
From capital gains   $   0.07
Total distributions  $   0.27

Total return*           +3.2%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998       $   6.19
Oct. 31, 1997        $   6.26
Decrease             $   0.07

Distributions
Nov. 1, 1997 - April 30, 1998

From income          $   0.22
From capital gains   $   0.07
Total distributions  $   0.29

Total return*           +3.6%**



* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings

(icon of) pie chart

The ten holdings listed here make up 39.25% of the Portfolio's net assets

                                       Percent                        Value
                   (of Portfolio's net assets)        (as of April 30, 1998)

U.S. Treasury                            7.68%                  $76,504,080

7.50% 2001
U.S. Treasury                            7.04                    70,068,586

7.50% 2016
Govt of Canada                           4.62                    46,062,498

5.78% 2023
United Kingdom Treasury                  4.02                    40,020,552

8.00% 2003
United Kingdom Treasury                  3.80                    37,809,624

9.00% 2000
Govt of Italy                            3.07                    30,534,750

8.50% 2004
Govt of Sweden                           2.49                    24,780,056

8.00% 2007
Govt of Spain                            2.38                    23,703,536

8.80% 2006
Federal Republic of Germany              2.10                    20,923,957

6.00% 2016
United Mexican States                    2.05                    20,425,955

11.50% 2026

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


      Financial statements

      Statement of assets and liabilities
      IDS Global Bond Fund
      April 30, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investment in World Income Portfolio (Note 1)                                                    $994,985,565
                                                                                                  ------------

                                  Liabilities

 Dividends payable to shareholders                                                                   5,198,971
 Accrued distribution fee                                                                                5,129
 Accrued service fee                                                                                     4,719
 Accrued transfer agency fee                                                                             3,677
 Accrued administrative services fee                                                                     1,419
 Other accrued expenses                                                                                 19,010
                                                                                                        ------
 Total liabilities                                                                                   5,232,925
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                               $989,752,640
                                                                                                  ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                          $  1,598,788
 Additional paid-in capital                                                                        966,554,081
 Undistributed net investment income                                                                 7,125,552
 Accumulated net realized gain (loss)                                                               (6,912,341)
 Unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            21,386,560
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                          $989,752,640
                                                                                                  ------------
 Net assets applicable to outstanding shares:             Class A                                 $738,571,735
                                                          Class B                                 $251,179,748
                                                          Class Y                                 $      1,157
 Net asset value per share of outstanding capital stock:  Class A shares     119,303,257          $       6.19
                                                          Class B shares      40,575,381          $       6.19
                                                          Class Y shares             187          $       6.19

See accompanying notes to financial statements.



      Statement of operations
      IDS Global Bond Fund
      Six months ended April 30, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $     196,271
 Interest                                                                                           35,019,115
      Less foreign taxes withheld                                                                     (943,162)
                                                                                                      --------
 Total income                                                                                       34,272,224
                                                                                                    ----------
 Expenses (Note 2):
 Expenses allocated from World Income Portfolio                                                      3,740,064
 Distribution fee -- Class B                                                                           892,271
 Transfer agency fee                                                                                   655,833
 Incremental transfer agency fee-- Class B                                                              11,388
 Service fee
      Class A                                                                                          636,768
      Class B                                                                                          207,093
 Administrative services fees and expenses                                                             255,805
 Postage35,392
 Registration fees                                                                                      54,738
 Reports to shareholders                                                                                 2,585
 Audit fees                                                                                              3,750
 Other                                                                                                   9,149
                                                                                                         -----
 Total expenses                                                                                      6,504,836
      Earnings credits on cash balances (Note 2)                                                       (58,043)
                                                                                                       -------
 Total net expenses                                                                                  6,446,793
                                                                                                     ---------
 Investment income (loss) -- net                                                                    27,825,431

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                          2,906,335
      Foreign currency transactions                                                                 (4,022,083)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            (1,115,748)
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                             7,147,562
                                                                                                     ---------
 Net gain (loss) on investments and foreign currencies                                               6,031,814
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                   $33,857,245
                                                                                                   ===========

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS Global Bond Fund



                                  Operations and distributions            April 30, 1998         Oct. 31, 1997

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                            $  27,825,431         $  50,828,054
 Net realized gain (loss) on investments                                      (1,115,748)            5,408,940
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies       7,147,562           (12,524,038)
 Net increase (decrease) in net assets resulting from operations              33,857,245            43,712,956
                                                                              ----------            ----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                            (17,606,555)          (32,842,975)
          Class B                                                             (4,823,824)           (7,066,228)
          Class Y                                                                    (28)                  (50)
      Net realized gain
          Class A                                                            (16,718,446)           (4,577,136)
          Class B                                                             (5,381,162)           (1,029,102)
          Class Y                                                                    (25)                   (7)
                                                                                     ---                    --
 Total distributions                                                         (44,530,040)          (45,515,498)
                                                                             -----------           -----------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                 79,374,659           207,212,140
      Class B shares                                                          42,398,048           119,100,620
 Reinvestment of distributions at net asset value
      Class A shares                                                          28,857,818            31,634,837
      Class B shares                                                           9,658,169             7,250,496
      Class Y shares                                                                  52                    57
 Payments for redemptions
      Class A shares                                                        (109,928,803)         (177,248,829)
      Class B shares (Note 2)                                                (29,359,550)          (36,747,365)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions            21,000,393           151,201,956
                                                                              ----------           -----------
      Total increase (decrease) in net assets                                 10,327,598           149,399,414
 Net assets at beginning of period                                           979,425,042           830,025,628
                                                                             -----------           -----------
 Net assets at end of period                                                $989,752,640          $979,425,042
                                                                            ============          ============
 Undistributed net investment income                                        $  7,125,552          $  1,730,528
                                                                            ------------          ------------

See accompanying notes to financial statements.

      Notes to financial statements
      IDS Global Bond Fund
      (Unaudited as to April 30, 1998)

  1

Summary of
significant
accounting policies

      The Fund is a series of IDS Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in World Income Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. World Income Portfolio seeks to provide shareholders with a high total return through income and, as a secondary goal, steady growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1998 was 99.93%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements", which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends declared daily and paid each calendar quarter from net investment income are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

  2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15.50
     oClass B $16.50
     oClass Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,094,066 for Class A and $114,000 for Class B for the six months ended April 30, 1998.

      During the six months ended April 30, 1998 the Fund's transfer agency fees were reduced by $58,043 as a result of earning credits from overnight cash balances.

  3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended April 30, 1998
                                         Class A       Class B       Class Y

Sold                                  12,833,327     6,855,896            --

Issued for reinvested                  4,692,011     1,570,633             9
  distributions

Redeemed                             (17,781,147)   (4,752,695)           --
                                     -----------    ----------           ----

Net increase (decrease)                 (255,809)    3,673,834             9


                                               Year ended Oct. 31, 1997
                                         Class A       Class B       Class Y

Sold                                  33,399,760    19,191,695            --

Issued for reinvested                  5,086,811     1,165,774             9
  distributions

Redeemed                             (28,583,381)   (5,927,484)           --
                                     -----------    ----------           ----

Net increase (decrease)                9,903,190    14,429,985             9


      Notes to financial statements

      Global Bond Fund

4

Financial
highlights

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                                               Class A

                              1998c   1997    1996   1995    1994    1993    1992     1991    1990    1989b
Net asset value,
beginning of period          $6.26   $6.28   $6.11  $5.76   $6.27   $5.91   $5.58    $5.46   $5.22   $5.00

                                      Income from investment operations:
Net investment income (loss)   .04     .35     .38    .35     .36     .26     .33      .50     .40     .12

Net gains (losses)             .18    (.05)    .18    .41    (.45)    .62     .47      .12     .27     .22
 (both realized
and unrealized)

Total from investment          .22     .30     .56    .76    (.09)    .88     .80      .62     .67     .34
operations
                                      Less distributions:

Dividends from net            (.15)   (.28)   (.39)  (.33)   (.35)   (.27)   (.30)    (.50)   (.40)   (.12)
investment income

Distributions from            (.14)   (.04)     --   (.02)   (.07)   (.10)   (.06)      --    (.03)     --
realized gains

Excess distributions of         --      --      --   (.06)     --    (.15)   (.11)      --      --      --
realized gains

Total distributions           (.29)   (.32)   (.39)  (.41)   (.42)   (.52)   (.47)    (.50)   (.43)   (.12)

Net asset value,
end of period                $6.19   $6.26   $6.28  $6.11   $5.76   $6.27   $5.91    $5.58   $5.46   $5.22

                                     Ratios/supplemental data

                                                               Class A

                              1998c   1997    1996   1995    1994    1993    1992     1991    1990    1989b

Net assets, end of            $739    $748    $689   $548    $466    $255     $91      $50     $28     $11
period (in millions)

Ratio of expenses to         1.15%e  1.16%   1.20%  1.25%   1.26%   1.31%   1.39%    1.34%   1.73%h  1.00%g
average daily net assetsd

Ratio of net income (loss)   5.91%e  5.74%   5.72%  6.15%   5.56%   5.11%   6.50%    7.15%  10.60%h  7.04%e,g
to average daily net assets

Portfolio turnover rate        15%     55%     49%    92%     64%     90%    160%     123%    130%     91%
(excluding short-term
securities)

Total returnf                 3.6%    4.9%    8.9%  13.6%   (1.5%)  15.8%   14.8%    11.9%   13.3%    6.7%


a For a share outstanding  throughout the period. Rounded to the nearest cent.

b Inception date. Period from March 20, 1989 to Oct. 31, 1989.

c Six months ended April 30, 1998 (Unaudited).

d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

e Adjusted to an annual basis.

f Total return does not reflect payment of a sales charge.

g During the period from March 20, 1989 to Oct. 31, 1989, AEFC reimbursed the Fund for expenses in excess of 1% of daily net assets. Had AEFC not done so, the ratio of expenses and ratio of net investment income would have been 1.77% and 5.77%, respectively.

h For the nine months ended July 31, 1990, AEFC voluntarily reimbursed the Fund for a portion of its expenses. Had AEFC not done so, the ratio of expenses and ratio of net investment income would have been 1.87% and 10.46%, respectively.



Fiscal period ended Oct. 31,
Per share income and capital changesa

                                           Class B                                  Class Y

                               1998c    1997    1996     1995b          1998c    1997    1996g    1995b

Net asset value,              $6.26    $6.28   $6.11    $5.74          $6.26    $6.30   $6.11    $5.74
beginning of period

                                 Income from investment operations:

Net investment income (loss)    .03      .31     .33      .24            .04      .35     .29      .27

Net gains on securities         .17     (.05)    .18      .41            .18     (.06)    .20      .41
(both realized and
unrealized)

Total from investment           .20      .26     .51      .65            .22      .29     .49      .68
operations

                                 Less distributions:

Dividends from net             (.13)    (.24)   (.34)    (.24)          (.15)    (.29)   (.30)    (.27)
investment income

Distributions from             (.14)      --      --       --           (.14)      --      --       --
realized gains

Excess distributions of         --      (.04)     --     (.04)            --     (.04)     --     (.04)
realized gains

Total distributions            (.27)    (.28)   (.34)    (.28)          (.29)    (.33)   (.30)    (.31)

Net asset value, end
of period                     $6.19    $6.26   $6.28    $6.11          $6.19    $6.26   $6.30    $6.11


                                 Ratios/supplemental data

                                            Class B                             Class Y

                               1998c    1997    1996     1995b         1998c     1997   1996g    1995b

Net assets, end of             $251     $231    $141      $37            $--      $--    $--       $2
period (in millions)

Ratio of expenses to          1.91%e   1.92%   1.96%    2.05%e          .80%e   1.01%  1.01%    1.10%e
average daily net assetsd

Ratio of net income (loss) to 5.16%e   5.00%   4.96%    5.88%e         6.30%e   5.89%  6.06%    6.68%e
average daily net assets

Portfolio turnover rate         15%      55%     49%      92%            15%      55%    49%      92%
(excluding short-term
securities)

Total returnf                  3.2%     4.1%    8.1%    11.5%           3.6%     5.1%   7.3%    12.0%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was March 20, 1995.

c Six months ended April 30, 1998 (Unaudited).

d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances .

e Adjusted to an annual basis.

f Total return does not reflect payment of a sales charge.

g Periods  from Nov.  1, 1995 to Nov.  20, 1995 and from Dec. 4, 1995 to Oct 31,
  1996. From Nov. 20, 1995 to Dec. 4, 1995 there were no Class Y shares outstanding.


      Financial statements

      Statement of assets and liabilities
      World Income Portfolio
      April 30, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $977,677,075)                                                            $1,000,615,252
 Cash in bank on demand deposit                                                                        387,918
 Dividends and accrued interest receivable                                                          27,561,149
 Receivable for investment securities sold                                                          18,240,034
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                  122,565
 U.S. government securities held as collateral for securities loaned (Note 5)                        2,886,546
                                                                                                     ---------
 Total assets                                                                                    1,049,813,464
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                         5,330,188
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                1,766,063
 Payable upon return of securities loaned (Note 5)                                                  46,916,546
 Accrued investment management services fee                                                             19,883
 Other accrued expenses                                                                                 31,505
 Open option contracts written, at value (premium received $152,000) (Note 6)                          105,000
                                                                                                       -------
 Total liabilities                                                                                  54,169,185
                                                                                                    ----------
 Net assets                                                                                     $  995,644,279
                                                                                                ==============

 See accompanying notes to financial statements.

      Statement of operations
      World Income Portfolio
      Six months ended April 30, 1998


                                  Investment income
                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $    196,400
 Interest                                                                                           35,039,016
      Less foreign taxes withheld                                                                     (943,788)
                                                                                                      --------
 Total income                                                                                       34,291,628
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  3,584,101
 Compensation of board members                                                                           5,852
 Custodian fees                                                                                        138,472
 Audit fees                                                                                             11,250
 Other                                                                                                   9,620
                                                                                                         -----
 Total expenses                                                                                      3,749,295
      Earnings credits on cash balances (Note 2)                                                        (6,757)
                                                                                                        ------
 Total net expenses                                                                                  3,742,538
 Investment income (loss) -- net                                                                    30,549,090
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                 2,908,242
      Foreign currency transactions                                                                 (4,024,733)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            (1,116,491)
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                             7,152,328
                                                                                                     ---------
 Net gain (loss) on investments and foreign currencies                                               6,035,837
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                   $36,584,927
                                                                                                   ===========

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      World Income Portfolio


                             Operations                                   April 30, 1998         Oct. 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                            $  30,549,090         $  55,752,766
 Net realized gain (loss) on investments                                      (1,116,491)            5,413,929
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies       7,152,328           (12,533,266)
                                                                               ---------           -----------
 Net increase (decrease) in net assets resulting from operations              36,584,927            48,633,429
 Net contributions (withdrawals) from partners                               (26,194,448)          101,894,400
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                      10,390,479           150,527,829
 Net assets at beginning of period                                           985,253,800           834,725,971
                                                                             -----------           -----------
 Net assets at end of period                                                $995,644,279          $985,253,800
                                                                            ============          ============

See accompanying notes to financial statements.


      Notes to financial statements

      World Income Portfolio
      (Unaudited as to April 30, 1998)

  1

Summary of
significant
accounting policies

      World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing
      prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At April 30, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 1998 was $9,975,000 representing 1.0% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale.

  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

      Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended April 30, 1998, the Portfolio's custodian fees were reduced by $6,757 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $158,092,088 and $143,846,271, respectively, for the six months ended April 30, 1998. For the same period, the portfolio turnover rate was 15%. Realized gains and losses are determined on an identified cost basis.

  4

Foreign currency
contracts

      At April 30, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

      Exchange date   Currency to    Currency to     Unrealized      Unrealized
                     be delivered    be received    appreciation    depreciation

      June 8, 1998    18,700,000     10,436,782      $       --    $      4,954
                     Deutsche Mark   U.S. Dollar

      June 22, 1998  1,000,000,000    7,660,047          51,209              --
                     Japanese Yen    U.S. Dollar

      Nov. 15, 1998    3,010,033    4,500,000,000        71,356              --
                      U.S. Dollar    Korean Won

      Nov. 19, 1998    3,000,000   11,655,000,000            --       1,761,109
                      U.S. Dollar Indonesian Rupiah

      Total                                            $122,565      $1,766,063


  5

Lending of
portfolio securities

      At April 30, 1998, securities valued at $45,359,113 were on loan to brokers. For collateral, the Portfolio received $44,030,000 in cash and U.S. government securities valued at 2,886,546. Income from securities lending amounted to $127,170 for the six months ended April 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

  6

Option contracts
written

      The number of contracts and premium amounts associated with option contracts written is as follows: Six months ended April 30, 1998

                                             Puts                   Calls
                                    Contracts    Premium    Contracts   Premium
      Balance Oct. 31, 1997             --       $    --        --     $    --
      Opened                           100       152,000       100      134,500
      Closed                            --            --      (100)    (134,500)
                                       ---           ---      ----     --------
      Balance April 30, 1998           100      $152,000        --     $    --


      See "Summary of significant accounting policies."


      Investments in securities

      World Income Portfolio
      April 30, 1998 (Unaudited)
                                                                                        (Percentages represent
                                                                                          value of investments
                                                                                        compared to net assets)


Bonds (96.6%)(b)

Issuer                                             Coupon                  Principal                   Value(a)
                                                     rate                     amount
 Argentina (3.1%)
 Comp Nav Perez Companc
      (U.S. Dollar)
            01-30-04                                 9.00%                $1,975,000(d)              $1,994,750
 Province of Mendoza
      (U.S. Dollar)
            09-04-07                                10.00                  4,000,000(d)               3,873,640
 Republic of Argentina
      (Japanese Yen)
            03-27-01                                 5.50                880,000,000                  6,805,832
      (U.S. Dollar)
            03-31-05                                 6.69                 10,450,000(j)               9,598,325
            01-30-17                                11.375                 7,300,000                  8,084,750
 Total                                                                                               30,357,297


 Austria (0.3%)
 Autobahn Schnell
      (Japanese Yen)
            03-11-00                                 6.00                397,000,000                  3,292,718


 Bermuda (0.2%)
 Central Euro Media
      (Deutsche Mark) Sr Nts Series RG
            08-15-04                                 4.45                  3,925,000                  2,154,670


 Brazil (0.7%)
 Comp Paranaense De Energ
      (U.S. Dollar)
            05-02-05                                 9.75                  5,000,000(d)               5,027,400
 Espirito Santo Centrais
      (U.S. Dollar) Sr Nts
            07-15-07                                10.00                  1,850,000(d)               1,784,584
 Total                                                                                                6,811,984


 Canada (4.8%)
 Govt of Canada
      (Canadian Dollar)
            06-01-23                                 5.78                 50,810,000                 46,062,498
 Rogers Cablesystems
      (Canadian Dollar)
            01-15-14                                 9.65                  2,000,000                  1,528,722
 Total                                                                                               47,591,220


 Cayman Islands (0.5%)
 Roil
      (U.S. Dollar)
            12-05-02                                12.78                  5,000,000(c)               4,975,000


 China (2.5%)
 Bank of China
      (U.S. Dollar)
            03-15-14                                 8.25                  5,000,000                  4,807,450
 Greater Beijing
      (U.S. Dollar) Sr Nts
            06-15-04                                 9.25                  3,500,000(d)               2,955,680
            06-15-07                                 9.50                  5,000,000(d)               3,982,700
 People's Republic of China
      (U.S. Dollar)
            07-03-01                                 7.375                 4,450,000                  4,505,856
 Zhuhai Highway
      (U.S. Dollar) Sub Nts
            07-01-08                                11.50                  9,550,000(d)               8,942,811
 Total                                                                                               25,194,497


 Denmark (4.9%)
 Govt of Denmark
      (Danish Krone)
            11-15-00                                 9.00                 40,000,000                  6,525,160
            05-15-03                                 8.00                113,200,000                 18,738,222
            03-15-06                                 8.00                 65,000,000                 11,202,230
            11-10-24                                 7.00                 70,000,000                 12,002,550
 Total                                                                                               48,468,162


 France (1.1%)
 Govt of France
      (European Currency Unit)
            04-25-05                                 7.50                  8,710,000                 11,084,799


 Germany (6.8%)
 Federal Republic of Germany
      (Deutsche Mark)
            07-22-02                                 8.00                 15,265,000                  9,624,628
            11-11-04                                 7.50                 31,870,000                 20,365,695
            06-20-16                                 6.00                 34,650,000                 20,923,957
            07-04-27                                 6.50                 26,400,000                 16,755,446
 Total                                                                                               67,669,726


 Greece (0.8%)
 Hellenic Republic
      (Greek Drachma)
            03-21-00                                 9.80              2,550,000,000                  8,098,545


 Hong Kong (1.0%)
 Dao Heng Bank
      (U.S. Dollar) Sub Nts
            01-24-07                                 7.75                  5,500,000(d)               4,986,410
 Hutchison Whampo Finance
      (U.S. Dollar) Company Guaranty
            08-01-27                                 7.50                  5,000,000(d)               4,501,200
 Total                                                                                                9,487,610


 Indonesia (1.1%)
 Indah Kiat Finance Mauritius
      (U.S. Dollar) Company Guaranty
            07-01-07                                10.00                  4,350,000                  3,621,375
 Indah Kiat Pulp & Paper
      (U.S. Dollar)
            11-01-00                                 8.875                 2,500,000                  2,206,250
 Polysindo Intl Finance
      (U.S. Dollar) Company Guaranty
            06-15-06                                11.375                 2,300,000                  1,368,500
 Tjiwi Kimia Finance Mauritius
      (U.S. Dollar) Company Guaranty
            08-01-04                                10.00                  2,450,000                  2,009,000
 Tjiwi Kimia Intl
      (U.S. Dollar) Company Guaranty
            08-01-01                                13.25                  2,000,000                  1,875,000
 Total                                                                                               11,080,125



 Italy (4.1%)
 Govt of Italy
      (Italian Lira)
            01-01-04                                 8.50             46,125,000,000                 30,534,750
            11-01-26                                 7.25             15,270,000,000                 10,521,030
 Total                                                                                               41,055,780


 Japan (0.3%)
 Matsushita Electric Ind
      (Japanese Yen) Cv Series 4
            03-31-99                                 1.30                325,000,000                  2,535,000
 Nippon Express
      (Japanese Yen) Cv Series 4
            03-31-04                                 1.00                120,000,000                    896,160
 Total                                                                                                3,431,160


 Malaysia (0.4%)
 Petronas
      (U.S. Dollar)
            08-15-15                                 7.75                  4,550,000                  4,182,224


 Mexico (5.3%)
 Banco Nacional de Comercio Exterior
      (U.S. Dollar)
            02-02-04                                 7.25                  8,000,000(e)               7,540,000
 Grupo Televisa
      (U.S. Dollar) Sr Nts Series A
            05-15-03                                11.375                 2,500,000                  2,745,900
 Imexsa Export Trust
      (U.S. Dollar)
            05-31-03                                10.125                 3,000,000(d)               3,120,000
 United Mexican States
      (British Pound) Medium-term Nts Series E
            05-30-02                                14.48                  5,000,000                  8,205,785
      (Japanese Yen)
            08-17-98                                 5.00                580,000,000                  4,421,224
      (U.S. Dollar)
            09-15-16                                11.375                 5,000,000(e)               5,862,500
            05-15-26                                11.50                 16,951,000(e)              20,425,955
 Total                                                                                               52,321,364


 New Zealand (1.0%)
 Govt of New Zealand
      (New Zealand Dollar)
            02-15-00                                 6.50                 10,000,000                  5,439,580
 Telecom Corp of New Zealand
      (New Zealand Dollar)
            02-10-03                                 6.25                  5,000,000(d)               4,946,855
 Total                                                                                               10,386,435


 Norway (0.9%)
 Govt of Norway
      (Norwegian Krone)
            01-31-99                                 9.00                 65,000,000                  8,995,285


 Philippines (0.6%)
 Philippine Long Distance Telephone
      (U.S. Dollar) Medium-term Nts Series E
            03-06-07                                 7.85                  1,500,000(d)               1,378,845
            03-06-17                                 8.35                  4,700,000(d)               4,251,808
 Total                                                                                                5,630,653


 Russia (1.1%)
 Alfa-Russia Finance
      (U.S. Dollar) Medium-term Nts Bank Guaranty
            07-28-00                                10.375                 3,000,000                  2,685,000
 Rostelecom
      (U.S. Dollar)
            02-15-00                                 9.375                 5,000,000(c)               5,000,000
 Tatneft Finance
      (U.S. Dollar) Company Guaranty
            10-29-02                                 9.00                  4,000,000(d)               3,637,720
 Total                                                                                               11,322,720

 South Africa (1.4%)
 Escom
      (South African Rand)
            09-01-01                                 8.00                 81,000,000                 14,048,640


 South Korea (0.5%)
 Korea Electric Power
      (U.S. Dollar)
            12-01-03                                 6.375                 4,000,000                  3,507,520
 Republic of Korea
      (U.S. Dollar)
            04-15-08                                 8.875                 1,625,000                  1,598,756
 Total                                                                                                5,106,276


 Spain (3.4%)
 Govt of Spain
      (Spanish Peseta)
            04-30-99                                 9.40              1,500,000,000                 10,338,000
            04-30-06                                 8.80              2,902,000,000                 23,703,536
 Total                                                                                               34,041,536


 Sweden (4.3%)
 Govt of Sweden
      (Japanese Yen) Medium-term Nts
            06-21-99                                 3.875               600,000,000                  4,710,000
      (Swedish Krona)
            02-09-05                                 6.00                 44,500,000                  6,011,283
            08-15-07                                 8.00                160,200,000                 24,780,056
 Paulson Enteprenad
      (Swedish Krona)
            12-15-00                                 7.00                 56,560,000                  6,811,125
 Total                                                                                               42,312,464


 United Kingdom (10.8%)
 Abbey Natl First Capital
      (U.S. Dollar)
            10-15-04                                 8.20                  5,000,000                  5,499,050
 IPC Magazines Group
      (British Pound)
            03-15-08                                 9.675                 2,475,000(d)               4,036,433
 Texon Intl
      (Deutsche Mark) Sr Nts
            02-01-08                                 3.12                  4,000,000                  2,285,012
 United Kingdom Treasury
      (British Pound)
            03-03-00                                 9.00                 21,700,000                 37,809,624
            06-10-03                                 8.00                 22,000,000                 40,020,552
            12-07-05                                 8.50                  9,200,000                 17,786,121
 Total                                                                                              107,436,792


 United States (32.7%)
 Chesapeake
      (U.S. Dollar)
            05-01-03                                 9.875                 1,000,000                  1,141,340
 Cleveland Electric Illuminating
      (U.S. Dollar) 1st Mtge Series B
            05-15-05                                 9.50                  3,000,000                  3,343,770
 Dayton Hudson
      (U.S. Dollar)
            12-01-22                                 8.50                  3,265,000                  3,585,590
 Executive Risk Capital
      (U.S. Dollar) Company Guaranty Series B
            02-01-27                                 8.675                 3,500,000                  3,870,020
 Federal Natl Mtge Assn
      (U.S. Dollar)
            02-01-27                                 7.50                  4,244,504                  4,363,690
            06-01-27                                 7.50                  8,649,430                  8,892,306
 Federal Natl Mtge Assn Global
      (Japanese Yen)
            12-20-99                                 2.00                500,000,000                  3,872,500
 General Motors
      (U.S. Dollar)
            07-15-01                                 9.125                 2,000,000                  2,173,480
 Govt Natl Mtge Assn
      (U.S. Dollar)
            10-15-26                                 8.00                  7,965,241                  8,272,221
 GTE North
      (U.S. Dollar) Series F
            02-15-10                                 6.375                 9,950,000(e)               9,912,091
 MGM Grand
      (U.S. Dollar)
            02-01-05                                 6.95                  7,600,000                  7,590,804
 Nationwide CSN Trust
      (U.S. Dollar)
            02-15-25                                 9.875                 7,000,000(d)               8,366,890
 New Jersey Economic Development
      Authority State Pension Funding
      Revenue Bond (MBIA Insured)
      (U.S. Dollar)
            02-15-29                                 7.43                  5,100,000(f)               5,560,020
 New York Life Insurance
      (U.S. Dollar)
            12-15-23                                 7.50                  7,000,000(d)               7,079,030
 Northwest Airlines
      (U.S. Dollar) Company Guaranty 1st Series 1996
            01-02-15                                 8.97                  1,954,104                  2,127,277
 Overseas Private Investment
      (U.S. Dollar) U.S. Govt Guaranty Series 1996A
            01-15-09                                 6.99                  7,500,000                  7,767,450
 PDV America
      (U.S. Dollar) Sr Nts
            08-01-03                                 7.875                 3,500,000                  3,621,905
 Phillips Petroleum
      (U.S. Dollar)
            04-15-23                                 7.92                  3,115,000                  3,301,620
 Questar Pipeline
      (U.S. Dollar)
            06-01-21                                 9.375                 1,000,000                  1,120,730
 Salomon Smith Barney Holdings
      (U.S. Dollar)
            01-15-03                                 6.125                10,400,000                 10,292,672
 SBC Communications
      (U.S. Dollar)
            08-15-31                                 8.50                  5,000,000                  5,508,850
 Southern California Gas
      (U.S. Dollar) 1st Mtge Series BB
            03-01-23                                 7.375                   900,000                    912,726
 Swiss Bank
      (U.S. Dollar) Sub Deb
            07-15-25                                 7.50                  4,700,000                  5,061,618
 TU Electric Capital
      (U.S. Dollar) Company Guaranty
            01-30-37                                 8.18                  6,150,000                  6,292,557
 U.S. Treasury
      (U.S. Dollar)
            02-15-00                                 5.875                10,000,000                 10,050,200
            08-15-00                                 6.00                  8,000,000                  8,067,040
            11-15-01                                 7.50                 72,250,000                 76,504,080
            02-15-05                                 7.50                 10,000,000(e)              10,982,700
            11-15-16                                 7.50                 60,200,000                 70,068,586
      (U.S. Dollar) TIPS
            01-15-07                                 3.375                10,000,000(g)               9,897,091
 U S WEST Communications
      (U.S. Dollar)
            11-10-26                                 7.20                  6,000,000                  6,014,340
 USX
      (U.S. Dollar)
            03-01-08                                 6.85                  4,775,000                  4,791,235
 Zurich Capital
      (U.S. Dollar) Company Guaranty
            06-01-37                                 8.38                  4,550,000(d)               4,976,654
 Total                                                                                              325,383,083


 Venezuela (2.0%)
 Govt of Venezuela
      (U.S. Dollar) Series A
            03-31-07                                 6.625                11,357,143                 10,178,839
      (U.S. Dollar) Series B
            03-31-07                                 6.75                 11,142,857                  9,986,786
 Total                                                                                               20,165,625

 Total bonds
 (Cost: $938,960,713)                                                                              $962,086,390

Preferred stock & other (0.5%)
 Issuer                       Shares        Value(a)

 Mexico Value
    Rights                    1,000(h)           $--
 Pinto Totta Intl Finance
    7.77%                    50,000(b,d)  4,812,500

 Total preferred stock & other
 (Cost: $5,000,000)                      $4,812,500


 Short-term securities (3.4%) (k)
 Issuer      Annualized          Amount     Value(a)
               yield on      payable at
                date of        maturity
               purchase

 U.S. government agency (2.6%)
 Federal Home Loan Mtge Corp Disc Nts
    05-07-98     5.46%    $7,300,000     $7,293,382
    05-15-98     5.47      3,200,000      3,193,230
    05-20-98     5.42     11,400,000     11,367,510
    05-29-98     5.45      4,100,000      4,082,732
 Total                                   25,936,854

 Commercial paper (0.7%)
 ABB Treasury Center USA
    05-04-98     5.54      1,800,000(i)   1,799,172
 Bell Atlantic Finance
    05-27-98     5.55      1,100,000      1,095,607
 Delaware Funding
    05-15-98     5.54      1,600,000(i)   1,596,565
 Fleet Funding
    05-27-98     5.54      2,000,000(i)   1,992,041
 Paccar Financial
    05-26-98     5.54        700,000        697,317
 Total                                    7,180,702

 Letter of credit (0.1%)
 Bank of America-
 AES Hawaii
    05-14-98     5.53        600,000        598,806


 Total short-term securities
 (Cost: $33,716,362)                    $33,716,362


 Total investments in securities
 (Cost: $977,677,075)(l)             $1,000,615,252


See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at April 30, 1998, is as follows:

Security                                    Acquisition                Cost
                                                  dates

Roil
  12.78% 2002                                  04-30-98           $4,975,000

Rostelecom
  9.375% 2000                                  04-28-97            5,000,000

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA  --  Municipal Bond Investors Assurance

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Negligible market value.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 1998.

(k) At April 30, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer                      Shares      Exercise     Expiration      Value(a)
                                           price           date

Japanese Yen                10,000           $75      June 1998     $105,000

(l) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $976,966,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................$43,760,000
Unrealized depreciation...........................................(20,111,000)
                                                                  -----------
Net unrealized appreciation.......................................$23,649,000

                 Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC.

Vice president   Frederick C. Quirsfeld*
                 Vice presient, AEFC.

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC.

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Global Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010